Intangible Assets - Schedule of Table Presents Future Amortization (Details)	Oct. 31, 2024 USD ($)
Schedule of Table Presents Future Amortization [Abstract]
2025	$ 351
2026	351
2027	351
2028	351
Thereafter	4,684
Total	$ 6,088